COMMITMENTS AND CONTINGENCIES - Cash Flows - Operating lease (Details)	3 Months Ended
Mar. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Non-cash lease expense (operating cash flow)	$ 36,291
Change in lease liabilities (operating cash flow)	(35,741)
Supplemental non-cash amounts of lease liabilities arising from obtaining right of use assets	$ 333,123